BALANCE SHEET ITEMS (Details Narrative) - USD ($)					1 Months Ended
	Aug. 07, 2024	Jul. 18, 2024	Jul. 15, 2024	Apr. 16, 2024	Jan. 31, 2024	Sep. 30, 2024	Mar. 22, 2024	Dec. 31, 2023	Dec. 31, 2022
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Prepaid Expense and Other Assets, Current								$ 185,925
Inventory net						$ 1,049,359		607,022
Prepaid expenses						56,979		178,425
Accounts payable and accrued liabilities						$ 152,929		$ 940,296
Debt Instrument, Face Amount							$ 2,658,635
Sale of stock description				on April 16, 2024 did not result in the Company regaining compliance. As a consequence, the Company is not eligible for a second 180 day period, because the Company does not meet the $5,000,000 minimum
Reverse stock split		1-for-10	reverse stock split at a ratio of 1-for-10.
Financing Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt Instrument, Interest Rate During Period					7.58%
Debt Instrument, Face Amount					$ 225,185
Debt Instrument, Periodic Payment					$ 23,308
Debt maturity date					Oct. 12, 2024
Loan Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Long-Term Line of Credit	$ 250,000
Line of Credit Facility, Commitment Fee Percentage	8.15%
Line of Credit Facility, Expiration Date	Aug. 07, 2026